Long-Term Debt	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-Term Debt	LONG-TERM DEBT

	As at
	June 30,	December 31,
($ millions)	2025	2024
Long-term debt	31,131	31,189
Credit facility borrowings	2,187	2,216
Total long-term debt	33,318	33,405
Less: Deferred financing costs and debt discounts	(212)	(191)
Less: Current installments of long-term debt	(2,383)	(1,990)
	30,723	31,224

Significant Long-Term Debt Issuances		Interest
Year-to-date June 30, 2025	Month	Rate			Use of
($ millions, except as noted)	Issued	(%)	Maturity	Amount	Proceeds
UNS Energy
Unsecured senior notes	February	5.90	2055	US $300	(1) (2) (3)
Central Hudson
Senior notes	April	5.61	2035	US $20	(1) (3)
Senior notes	April	5.81	2040	US $30	(1) (3)
Senior notes	April	6.01	2045	US $20	(1) (3)
Fortis
Unsecured senior notes	March	4.09	2032	600	(1) (3)
(1)    Repay credit facility borrowings
(2)    Fund capital expenditures
(3)    General corporate purposes

In July 2025, FortisAlberta issued $200 million of 30-year, 4.76% senior unsecured debentures. Proceeds will be used to repay credit facility borrowings, fund capital expenditures and for general corporate purposes.

In July 2025, Maritime Electric issued $120 million of 30-year, 4.94% first mortgage bonds. Proceeds will be used to repay credit facility borrowings and to fund capital expenditures.

In December 2024, Fortis filed a short-form base shelf prospectus with a 25-month life under which it may issue common or preference shares, subscription receipts, or debt securities in an aggregate principal amount of up to $2.0 billion. Fortis re-established the at-the-market equity program ("ATM Program") pursuant to the short-form base shelf prospectus, which allows the Corporation to issue up to $500 million of common shares from treasury to the public from time to time, at the Corporation's discretion, effective until January 10, 2027. As at June 30, 2025, $500 million remained available under the ATM Program and $1.5 billion remained available under the short-form base shelf prospectus.

			As at
Credit facilities	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2025	2024
Total credit facilities	4,277	1,916	6,193	6,342
Credit facilities utilized:
Short-term borrowings (1)	(363)	—	(363)	(98)
Long-term debt (including current portion) (2)	(1,476)	(711)	(2,187)	(2,216)
Letters of credit outstanding	(89)	(22)	(111)	(102)
Credit facilities unutilized	2,349	1,183	3,532	3,926
(1)    The weighted average interest rate was 5.0% (December 31, 2024 - 6.1%).
(2)    The weighted average interest rate was 4.5% (December 31, 2024 - 4.6%). The current portion was $1,544 million (December 31, 2024 - $1,860 million).

Credit facilities are syndicated primarily with large banks in Canada and the U.S., with no one bank holding more than approximately 20% of the Corporation's total revolving credit facilities. Approximately $5.7 billion of the total credit facilities are committed with maturities ranging from 2025 through 2030.

See Note 14 in the 2024 Annual Financial Statements for a description of the credit facilities as at December 31, 2024.

In April 2025, FortisAlberta increased its operating credit facility from $250 million to $300 million and extended the maturity to April 2030.

In April 2025, the Corporation extended the maturity on its unsecured US$250 million non-revolving term credit facility to May 2026. The facility is repayable at any time without penalty. In May 2025, the Corporation amended its $1.3 billion revolving term committed credit facility to extend the maturity to July 2030.